Investment In Private Company Shares - Schedule of Changes in Fair Value of Investment in Private Company Shares (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Changes in Fair Value of Investment in Private Company Shares [Abstract]
Balance at beginning of period
Reclassification of receivable to investment	8,978
Fair value loss recognized during the period	(2,000)
Balance at end of period	$ 6,978